Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Quantitative measures established by regulation to ensure capital adequacy minimum amounts and ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount			Ratio
As of December 31, 2013	(Amounts in thousands except ratios)

Total Risk Based Capital (to Risk Weighted Assets)	$115,554	17.04%	$54,259	8%	$	N/	A	N/	A

Tier 1 Capital (to Risk Weighted Assets)	$106,952	15.77%	$27,130	4%	$	N/	A	N/	A

Tier 1 Capital (to Average Assets)	$106,952	13.94%	$30,463	4%	$	N/	A	N/	A

As of December 31, 2012

Total Risk Based Capital (to Risk Weighted Assets)	$105,640	16.25%	$51,998	8%		N/	A	N/	A

Tier 1 Capital (to Risk Weighted Assets)	$97,382	14.98%	$25,999	4%		N/	A	N/	A

Tier 1 Capital (to Average Assets)	$97,382	12.60%	$30,917	4%		N/	A	N/	A

Parke Bank
As of December 31, 2013

Total Risk Based Capital (to Risk Weighted Assets)	$114,744	16.92%	$54,259	8%		$67,824		10%

Tier 1 Capital (to Risk Weighted Assets)	$106,142	15.65%	$27,130	4%		$40,694		6%

Tier 1 Capital (to Average Assets)	$106,142	13.94%	$30,463	4%		$38,079		5%

As of December 31, 2012

Total Risk Based Capital (to Risk Weighted Assets)	$105,714	16.26%	$51,998	8%		$64,998		10%

Tier 1 Capital (to Risk Weighted Assets)	$97,456	14.99%	$25,999	4%		$38,999		6%

Tier 1 Capital (to Average Assets)	$97,456	12.61%	$30,917	4%		$38,646		5%